DEFERRED INCOME (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF DEFERRED INCOME
	December 31, 2021	December 31, 2020
Deferred income from customers	$80,000	$-
Deferred income from government	5,233	5,062
Deferred income from note receivable accretion	(11,947)	-
	73,286	5,062